EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
EQUITY
Schedule of activity of warrants outstanding
			Weighted
	Number of	Weighted Average	Average
	shares	Exercise Price	Life (years)
Outstanding, December 31, 2021	295,601	$69.45	2.83
Granted	-	-	-
Expired	(25,548)	(125.92)	-
Exercised	-	-	-
Outstanding, December 31, 2022	270,053	$64.16	2.05
Granted	-	-	-
Expired	(27,420)	198.07	-
Exercised	-	-	-
Outstanding, December 31, 2023	242,633	$44.07	1.10

Schedule of fair value assumptions used to value stock options
	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Expected term	5.50 - 6.25 years	5.50 years
Expected average volatility	110 - 150%	153%
Expected dividend yield	-	-
Risk-free interest rate	3.43 - 4.15%	3.18%

Schedule of stock option activity
	Options Outstanding		Weighted Average
	Number of	Weighted Average	Remaining life
	Options	Exercise Price	(years)

Outstanding, December 31, 2021	333,945	$24.45	9.36
Granted	4,002	4.89	10.00
Exercised	-	-	-
Forfeited/canceled	(24,838)	(25.69)	(8.74)
Outstanding, December 31, 2022	313,109	$24.15	8.41
Granted	205,996	3.03	10.00
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, December 31, 2023	519,105	$15.97	8.07

Exercisable options, December 31, 2023	232,873	$27.96	7.29